Commitments and Contingent Liabilities (Details) ₪ in Thousands, $ in Thousands	Jul. 17, 2025 USD ($)	Jul. 17, 2025 ILS (₪)	Apr. 30, 2021 USD ($)	Apr. 30, 2021 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)
Commitments and Contingent Liabilities [Abstract]
Loss contingency			$ 192	₪ 700
Settled paid	$ 104	₪ 350
Monthly installments	20 months	20 months
Agreement amount					$ 77	₪ 245